Schedule Of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Income Tax Disclosure [Abstract]
Statutory federal income rate	21.00%	21.00%	21.00%
State income tax expense (benefit), net of federal taxes	7.43%	7.43%	7.43%
Total tax provision (benefit) on income (loss)	28.43%	28.43%	28.43%
Net loss for the year	$ (1,738,657)	$ (697,311)	$ (595,010)
Recovery of income taxes at statutory rates	(365,118)	(146,435)	(124,952)
State tax	(129,182)	(51,810)	(44,209)
Non-deductible permanent differences	525,401	101	74
Income tax rate differences
Change in valuation allowance	(31,101)	198,144	169,087
Other
Income tax for the year